Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2026		Sep. 30, 2025		Sep. 30, 2026		Sep. 30, 2025		Dec. 31, 2025
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 130,223		$ 141,155		$ 378,781		$ 375,484
Unallocated corporate costs	(24,525)	[1]	(14,555)	[1]	(71,038)	[1]	(48,717)	[1]	$ (1,146)
Depreciation and amortization	(66,932)		(68,771)		(205,711)		(204,622)
Share-based compensation	(14,918)		(5,895)		(55,126)		(24,811)
Restructuring and other costs	(4,235)		(12,738)		(37,565)		(26,420)
Impairment expense on goodwill and other assets	(203,360)		0		(203,583)		(1,295)
Other expense, net	(14,214)		(608)		(13,708)		(6,499)
(Loss) / gain on disposal of subsidiaries and other assets, net	(880)		(196)		(2,007)		254
Interest expense, net	(41,666)		(34,141)		(111,078)		(102,363)
(Loss) / income before taxes	$ (240,507)		$ 4,251		$ (321,035)		$ (38,989)

[1]	Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, general and administrative" expense in the unaudited condensed consolidated statements of comprehensive loss.